Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Valuation allowance, Deferred tax asset, Increase, Amount	$ 39,082	$ 30,234
Percenetage of stockholders determining cumulative change in ownership	5.00%
Percentage points used in determining cumulative change in ownership	50.00%
Number of rolling year used in determining cumulative change in ownership	3 years
Income tax examination, Description	In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations.
Open tax year	2017
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0	$ 0
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	347,800
Domestic Tax Authority [Member] | Begin To Expire In 2029 [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	139,200
Domestic Tax Authority [Member] | Begin To Expire In 2029 [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, Amount	13,800
Domestic Tax Authority [Member] | Carried Forward Indefinitely [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	208,600
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	282,800
State and Local Jurisdiction [Member] | Begin To Expire In 2029 [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	278,300
State and Local Jurisdiction [Member] | Carried Forward Indefinitely [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	4,500
State and Local Jurisdiction [Member] | Begin To Expire In 2018 [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, Amount	8,200
Increase In Net Operating Losses And Tax Credits [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, Deferred tax asset, Increase, Amount	$ 39,100